Other liabilities - Provision for liabilities and charges (Details) £ in Millions	12 Months Ended
Dec. 31, 2023 GBP (£)
Provisions for liabilities and charges
Balance at beginning of the period	£ 1,138
Expected credit losses impairment release	(9)
Currency translation and other movements	(20)
Charge to income statement	474
Release to income statement	(161)
Provisions utilised	(432)
Balance at end of the period	990
Customer redress
Provisions for liabilities and charges
Balance at beginning of the period	431
Currency translation and other movements	(5)
Charge to income statement	276
Release to income statement	(36)
Provisions utilised	(180)
Balance at end of the period	486
Litigation and other regulatory
Provisions for liabilities and charges
Balance at beginning of the period	240
Currency translation and other movements	(9)
Charge to income statement	21
Release to income statement	(33)
Provisions utilised	(63)
Balance at end of the period	156
Property
Provisions for liabilities and charges
Balance at beginning of the period	154
Charge to income statement	41
Release to income statement	(64)
Provisions utilised	(32)
Balance at end of the period	99
Commitments and guarantees
Provisions for liabilities and charges
Balance at beginning of the period	87
Expected credit losses impairment release	(9)
Balance at end of the period	78
Other
Provisions for liabilities and charges
Balance at beginning of the period	226
Currency translation and other movements	(6)
Charge to income statement	136
Release to income statement	(28)
Provisions utilised	(157)
Balance at end of the period	£ 171